Insider Trading Arrangements	12 Months Ended
Dec. 31, 2025
Trading Arrangements, by Individual
Material Terms of Trading Arrangement
The Company maintains an Insider Trading Policy that is reasonably designed to promote compliance with insider trading laws, rules, regulations and NYSE listing standards. The policy is applicable to all directors, officers, employees, agents or advisors of the Company and its subsidiaries in and outside of the United States, and also applies to related persons of any of the foregoing. It is also the policy of the Company to comply with all applicable securities laws when transacting in its own securities, The full text of the Insider Trading Policy was filed as Exhibit 19.1 to the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, which was filed with the SEC on February 5, 2026, and available on the Company’s website at https://investors.tranetechnologies.com/.